Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 21.9%
Banco de Chile	554,389,664	$52,450,678
Banco de Credito e Inversiones SA	762,972	20,661,505
Banco Santander Chile	590,905,856	22,972,668
Grupo Security SA	28,753,353	5,359,974
Itau CorpBanca Chile SA	4,831,903,386	9,631,250
		111,076,075
Beverages — 5.0%
Cia. Cervecerias Unidas SA	2,369,659	14,390,606
Vina Concha y Toro SA	9,447,524	11,192,743
		25,583,349
Electric Utilities — 11.8%
Enel Americas SA	266,166,462	35,269,672
Enel Chile SA	364,279,893	16,568,203
Engie Energia Chile SA(a)	15,915,163	8,105,920
		59,943,795
Food & Staples Retailing — 5.8%
Cencosud SA	13,304,776	19,781,610
SMU SA	77,146,176	9,563,303
		29,344,913
Independent Power and Renewable Electricity Producers — 2.6%
Colbun SA	147,979,808	13,127,911

Marine — 3.2%
Cia. Sud Americana de Vapores SA	200,355,515	16,342,369

Metals & Mining — 1.9%
CAP SA	1,322,142	9,705,568

Multiline Retail — 3.3%
Falabella SA	9,215,463	16,454,336

Oil, Gas & Consumable Fuels — 4.3%
Empresas COPEC SA	3,145,899	21,987,732

Paper & Forest Products — 4.3%
Empresas CMPC SA	13,275,688	21,989,489

Security	Shares	Value

Real Estate Management & Development — 3.9%
Cencosud Shopping SA	2,417,728	$3,092,411
Parque Arauco SA	10,730,202	11,362,808
Plaza SA	4,919,625	5,523,471
		19,978,690
Water Utilities — 4.3%
Aguas Andinas SA, Class A	57,957,342	13,407,313
Inversiones Aguas Metropolitanas SA	15,805,109	8,253,089
		21,660,402
Wireless Telecommunication Services — 1.8%
Empresa Nacional de Telecomunicaciones SA	3,014,362	8,885,683

Total Common Stocks — 74.1%
(Cost: $404,035,399)		376,080,312

Preferred Stocks

Beverages — 2.9%
Embotelladora Andina SA, Class B, Preference
Shares, NVS	7,459,913	14,337,609

Chemicals — 22.9%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	1,165,899	116,269,426

Total Preferred Stocks — 25.8%
(Cost: $55,269,250)		130,607,035

Total Investments — 99.9%
(Cost: $459,304,649)		506,687,347

Other Assets Less Liabilities — 0.1%		595,681

Net Assets — 100.0%		$507,283,028

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	$—	$467	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of

Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	12/16/22	$688	$74,995

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$303,986,792	$72,093,520	$—	$376,080,312
Preferred Stocks	14,337,609	116,269,426	—	130,607,035
	$318,324,401	$188,362,946	$—	$506,687,347
Derivative financial instruments(a)
Assets
Futures Contracts	$74,995	$—	$—	$74,995

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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